Fair Value Measurements - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Aug. 13, 2020	Aug. 07, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities			$ 0	$ 9,327,999	$ 12,670,532	$ 4,664,000
Public Warrants [Member] | Binomial Monte Carlo Simulation [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities	$ 8,600,000	$ 8,600,000		$ 9,400,000	$ 12,700,000	$ 4,700,000